Income Taxes (Details 3 ) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss (1)	$ 25,101	$ 1,752	$ 3,774
Tax credits	35	30	6
Accrued liabilities	227	187	98
Deferred revenue	1,162	2,430	0
Depreciation and amortization		0	106
Share-based compensation	90	221	100
Total gross deferred tax assets	26,615	4,620	4,084
Deferred tax liabilities:
Depreciation and amortization	(96)	(15)
Valuation allowance	(26,519)	(4,605)	(4,084)
Net deferred tax asset	$ 0	$ 0	$ 0